Retirement benefit plan, Changes in Fair Value of Plan Assets (Details) - Domestic Defined Benefit Plans [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in fair value of plan assets [Abstract]
Interest income	SFr 55	SFr 56	SFr 76
Employer's contributions	(590)	(511)	(441)
Fair Value of Plan Assets [Member]
Changes in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	7,798	6,652	5,681
Interest income	55	56	76
Employees' contributions	528	436	375
Employer's contributions	590	511	441
Benefits payments	426	111	48
Plan assets gains/(losses)	(45)	32	31
Fair value of plan assets, end of period	9,352	SFr 7,798	SFr 6,652
Fair Value of Plan Assets [Member] | 2018 [Member]
Changes in fair value of plan assets [Abstract]
Employer's contributions	SFr 630